Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 9,015
Total	14,986	R$ 14,187	R$ 12,466	R$ 8,681
Companies In Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash	1,780	1,555
Cash equivalents	3,797	7,186
Companies Outside Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash	4,191	3,784
Cash equivalents	R$ 5,218	R$ 1,662